CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, non-trade	$ 83,046	$ 38,120
Accounts receivable, related party balance	9,101	3,487
Accumulated depreciation on vessels and equipment	1,976,257	2,102,856
Accumulated amortization on Vessels under capital leases	133,228	163,939
Amounts due to joint venture partners	$ 13,282	$ 13,282
Common stock, par value	$ 0.001	$ 0.001
Common stock, share authorized	725,000,000	725,000,000
Common Stock, share issued	70,203,388	74,391,691
Common Stock, share outstanding	69,704,188	68,732,341
Minimum [Member]
Range of interest	4.40%	4.40%
Maximum [Member]
Range of interest	8.00%	8.00%